Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss)	$ 75,687	$ 120,815	$ 94,104
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Currency translation adjustment	(56,206)	(533)	(1,856)
Gains (Losses) On Exchange Differences On Translation Of Foreign Operations, Attributable To Non-Controlling Interests, Net Of Tax	5,761	(459)	1,284
Total comprehensive income	25,242	119,823	93,532
Comprehensive income attributable to [abstract]
Owners of the Parent Company	15,669	117,867	91,101
Comprehensive income, attributable to non-controlling interests	$ 9,573	$ 1,956	$ 2,431